Summary of significant accounting policies (Details) ₸ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 KZT (₸)
Summary of significant accounting policies
Foreign currency convenience translation of amounts from RMB into US$	6.8972				6.8972	6.8972	6.8972	6.8972
Investment income	¥ 0		¥ 277	¥ 5,844
Accounts payable	116,333		143,441		$ 16,867
Non-current financial investment	20,000		20,000		2,900
Impairment charge to non-current financial investment	0		25	2,475
Operating lease asset	¥ 29,600		30,920		4,292
Operating lease assets, estimated economic useful life	18 months	18 months
Prepayment received from customers	¥ 4,613		1,340,731		669
Revenue recognized from contract liability	¥ 1,323,344		424,426	8,008
Payment terms under credit sales	The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days.	The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days.
Price concessions	¥ 0		0	11,455
Adjustment to the previously estimated variable considerations	¥ 0		0	14,685
Standard product warranty	360 days that the product will operate under normal use	360 days that the product will operate under normal use
Advertising expense	¥ 6,771		4,461	3,701
Employee social security and welfare benefit expenses	¥ 47,154		27,740	14,919
Appropriation to statutory general reserve percentage	10.00%	10.00%
Statutory general reserve required maximum percentage of registered capital	50.00%	50.00%
Number of operating segment | segment	1	1
Number of reportable segment | segment	1	1
Warranty costs incurred	¥ 12,742		28,826	764
Impairment of indefinitely lived intangible assets	¥ 52,959	$ 7,678
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of indefinitely lived intangible assets	Impairment of indefinitely lived intangible assets
Bank Time Deposits [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities	¥ 20,248		11,579
CHINA | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities	500
HONG KONG | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities | $						$ 500
UNITED STATES
Summary of significant accounting policies
Long lived assets, net	349,688
UNITED STATES | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities | $					$ 250
SINGAPORE | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities | $							$ 75
KAZAKHSTAN | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities | ₸								₸ 15,000
Central Asia
Summary of significant accounting policies
Long lived assets, net	173,505
Assets Subject To Operating Lease [Member]
Summary of significant accounting policies
Operating lease asset	0		0
Government Grants
Summary of significant accounting policies
Government grants received	¥ 19,226		5,699	32,499
Minimum
Summary of significant accounting policies
Value added tax recoverable percentage	6.00%	6.00%
Maximum
Summary of significant accounting policies
Value added tax recoverable percentage	12.00%	12.00%
Statutory Reserves
Summary of significant accounting policies
Profit appropriations to statutory reserves	¥ 5,166		113	¥ 0
Cryptocurrency
Summary of significant accounting policies
Accounts payable	¥ 0		¥ 2,500